John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 90.9%		$1,886,852,016

(Cost $1,676,351,340)
Argentina 0.9%		18,192,269

YPF SA, ADR	1,105,913	18,192,269
Brazil 7.8%		162,569,756

B3 SA - Brasil Bolsa Balcao	2,371,600	26,218,194
Banco BTG Pactual SA	1,644,200	25,746,431
Kroton Educacional SA	4,955,000	16,307,414
Lojas Renner SA	2,886,070	35,891,069
Notre Dame Intermedica Participacoes SA	2,102,700	24,077,454
Odontoprev SA	4,084,900	18,731,445
Raia Drogasil SA	717,100	15,597,749
China 24.8%		514,851,096

3SBio, Inc. (A)(B)	19,943,000	33,679,227
Alibaba Group Holding, Ltd., ADR (B)	546,906	94,674,899
China International Travel Service Corp., Ltd., Class A	1,194,161	15,585,033
CNOOC, Ltd.	24,935,000	41,111,962
Ctrip.com International, Ltd., ADR (B)	484,858	18,899,765
Focus Media Information Technology Company, Ltd., Class A	22,815,234	16,656,538
Kingdee International Software Group Company, Ltd.	20,499,000	19,526,816
Kweichow Moutai Company, Ltd., Class A	193,731	27,169,461
Ping An Bank Company, Ltd., Class A	15,444,867	31,409,413
Ping An Healthcare and Technology Company, Ltd. (A)(B)	2,373,100	10,193,901
Ping An Insurance Group Company of China, Ltd., H Shares	7,595,500	89,519,148
Tencent Holdings, Ltd.	1,958,900	91,270,976
Tencent Music Entertainment Group, ADR (B)	1,762,716	25,153,957
Hong Kong 11.4%		237,055,816

AIA Group, Ltd.	8,371,200	85,685,664
China Resources Beer Holdings Company, Ltd.	9,080,000	42,543,965
Hong Kong Exchanges & Clearing, Ltd.	1,520,200	51,088,384
Pacific Basin Shipping, Ltd.	122,997,000	25,250,783
Techtronic Industries Company, Ltd.	4,368,500	32,487,020
India 10.1%		209,838,837

Colgate-Palmolive India, Ltd.	1,033,453	17,825,489
HDFC Bank, Ltd.	1,000,399	32,602,874
Housing Development Finance Corp., Ltd.	1,188,886	36,574,607
ICICI Bank, Ltd.	5,020,008	30,980,453
ICICI Bank, Ltd., ADR	956,223	11,675,483
ITC, Ltd.	7,576,072	29,727,230
Reliance Industries, Ltd.	1,407,787	23,710,661
UltraTech Cement, Ltd.	426,337	26,742,040
Indonesia 2.4%		50,389,372

Astra International Tbk PT	31,207,300	15,467,268
Bank Central Asia Tbk PT	15,907,100	34,922,104
Macau 1.4%		27,770,116

Sands China, Ltd.	5,785,600	27,770,116
Mexico 0.9%		18,869,554

Fomento Economico Mexicano SAB de CV	2,079,900	18,869,554

2 JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Peru 1.9%		$38,345,531

Credicorp, Ltd.	175,905	38,345,531
Philippines 1.2%		25,324,935

Bank of the Philippine Islands	14,368,280	25,324,935
Russia 5.3%		110,018,446

LUKOIL PJSC, ADR	386,167	31,453,302
Mail.Ru Group, Ltd., GDR (B)	742,340	19,038,722
Sberbank of Russia PJSC, ADR	3,275,340	48,868,073
Yandex NV, Class A (B)	271,758	10,658,349
South Africa 4.3%		89,629,280

Clicks Group, Ltd.	1,376,943	19,555,927
FirstRand, Ltd.	1,929,388	8,255,500
Naspers, Ltd., N Shares	253,601	61,817,853
South Korea 5.5%		113,804,915

LG Household & Health Care, Ltd.	30,464	32,256,075
NAVER Corp.	222,474	25,810,769
SK Hynix, Inc.	530,880	33,983,822
S-Oil Corp.	275,363	21,754,249
Taiwan 8.4%		174,506,914

ASE Technology Holding Company, Ltd.	9,360,000	20,855,152
LandMark Optoelectronics Corp.	3,680,000	28,932,873
MediaTek, Inc.	2,763,000	27,636,150
Taiwan Semiconductor Manufacturing Company, Ltd.	5,441,000	44,741,625
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,227,800	52,341,114
United Arab Emirates 1.0%		21,414,519

Network International Holdings PLC (A)(B)	2,876,308	21,414,519
United Kingdom 3.6%		74,270,660

Anglo American PLC	1,593,872	39,056,922
Mondi PLC	1,616,360	35,213,738
Preferred securities 5.9%		$123,309,000
(Cost $107,026,908)
Brazil 1.8%		37,507,983

Itau Unibanco Holding SA	4,110,959	37,507,983
South Korea 4.1%		85,801,017

Samsung Electronics Company, Ltd.	2,774,323	85,801,017

	Yield (%)		Shares	Value
Short-term investments 2.8%				$58,738,453
(Cost $58,738,453)
Money market funds 2.8%				58,738,453

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	2.1471	(C)	58,738,453	58,738,453
Total investments (Cost $1,842,116,701) 99.6%				$2,068,899,469
Other assets and liabilities, net 0.4%				7,270,452
Total net assets 100.0%				$2,076,169,921

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND 3

(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.

The fund had the following sector composition as a percentage of net assets on 7-31-19:

Financials	29.8%
Information technology	16.8%
Consumer discretionary	13.9%
Consumer staples	9.6%
Communication services	8.2%
Energy	6.6%
Materials	4.9%
Health care	4.2%
Industrials	2.8%
Short-term investments and other	3.2%

TOTAL	100.0%

4 JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$18,192,269	$18,192,269	—	—
Brazil	162,569,756	162,569,756	—	—
China	514,851,096	138,728,621	$376,122,475	—
Hong Kong	237,055,816	—	237,055,816	—
India	209,838,837	11,675,483	198,163,354	—
Indonesia	50,389,372	—	50,389,372	—
Macau	27,770,116	—	27,770,116	—
Mexico	18,869,554	18,869,554	—	—
Peru	38,345,531	38,345,531	—	—
Philippines	25,324,935	—	25,324,935	—
Russia	110,018,446	90,979,724	19,038,722	—
South Africa	89,629,280	—	89,629,280	—
South Korea	113,804,915	—	113,804,915	—
Taiwan	174,506,914	52,341,114	122,165,800	—
United Arab Emirates	21,414,519	—	21,414,519	—
United Kingdom	74,270,660	—	74,270,660	—
Preferred securities
Brazil	37,507,983	37,507,983	—	—
South Korea	85,801,017	—	85,801,017	—
Short-term investments	58,738,453	58,738,453	—	—

Total investments in securities	$2,068,899,469	$627,948,488	$1,440,950,981	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

456Q3 07/19
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.	9/19